Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Detailed Information on Personnel Expenses

	December 31, 2024	December 31, 2023
Salaries and employee benefits	$112,563	$103,868
Share-based compensation (note 20)	7,456	10,720
	$120,019	$114,588